UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2012

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 04/09/12
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 128

Form 13F Information Table Value Total: $304,109 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                            Title          CUSIP       Values    Shares   Investment   Other       Voting Authority
                                         Of Class                                       Discretion   Mgrs      Sole   Shared   None

Herbalife Ltd                          COM USD SHS      G4412G101    1,528       22,205                        22,205
Marvell Technology Group Lt                ORD          G5876H105    1,952      124,124                       124,124
ACE Ltd                                    SHS          H0023R105    2,731       37,306                        37,306
Yandex N V                             SHS CLASS A      N97284108    1,326       49,360                        49,360
ABB LTD                               SPONSORED ADR     000375204    1,440       70,532                        70,532
Alexion Pharmaceuticals Inc                COM          015351109    4,485       48,295                        48,295
Amazon Com Inc                             COM          023135106    2,865       14,149                        14,149
American Express Co                        COM          025816109    3,112       53,783                        53,783
Ansys Inc                                  COM          03662Q105    2,631       40,460                        40,460
Apple Inc                                  COM          037833100   13,131       21,902                        21,902
ARM Hldgs PLC                         SPONSORED ADR     042068106    7,266      256,845                       256,845
Aruba Networks Inc                         COM          043176106    3,489      156,592                       156,592
Baidu Inc                             SPON ADR REP A    056752108    6,829       46,847                        46,847
Banco Bilbao Vizcaya Argent            SPONSORED ADR    05946K101      435       54,415                        54,415
Banco Bradesco S A                    SP ADR PFD NEW    059460303    1,767      100,979                       100,979
Barclays BK PLC                      DJUBS CMDT ETN36   06738c778    1,255       29,654                        29,654
Barrick Gold Corp                          COM          067901108    3,662       84,218                        84,218
Berkshire Hathaway Inc Del               CL B NEW       084670702    2,031       25,029                        25,029
Bldrs Index Fds Tr                     EMER MK 50 ADR   09348R300    2,379       56,339                        56,339
BRF-Brasil Foods S A                    SPONSORED ADR   10552T107    2,583      129,102                       129,102
Buffalo Wild Wings Inc                      COM         119848109    1,371       15,114                        15,114
Cenovus Energy Inc                          COM         15135U109    2,381       66,263                        66,263
Cerner Corp                                 COM         156782104    2,500       32,832                        32,832
Chevron Corp New                            COM         166764100    1,052        9,809                         9,809
Chipotle Mexican Grill Inc                  COM         169656105    1,519        3,633                         3,633
Claymore Exchange Trd Fd Tr           GUG MULTI ASSET   18383M506    2,293      104,932                       104,932
Coach Inc                                   COM         189754104    3,429       44,365                        44,365
ConocoPhillips                              COM         20825C104      573        7,544                         7,544
EGA Emerging Global SHS Tr            EGS EMKTCONS ETF  268461779    2,638      106,159                       106,159
EGA Emerging Global SHS  Tr           EGS INDIA SC ETF  268461811    2,295      158,415                       158,415
EGA Emerging Global SHS Tr            EGS BRAZ INF ETF  268461829      249       10,340                        10,340
Eaton Vance Tx Mgd Div Eq I                 COM         27828N102      562       58,965                        58,965
Eaton Vance Sh Tm Dr Divr I                 COM         27828v104      564       33,012                        33,012
Expeditors Intl Wash Inc                    COM         302130109      529       11,381                        11,381
Exxon Mobil Corp                            COM         30231G102    5,577       64,298                        64,298
FLIR Sys Inc                                COM         302445101      652       25,780                        25,780
First Rep Bk San Francisco                  COM         33616C100    2,119       64,328                        64,328
General Electric Co                         COM         369604103      511       25,467                        25,467
Global X Fds                          GLB X SUPERDIV    37950E549      961       42,907                        42,907
Global X Fds                          GLB X BRAZ CON    37950E846    2,707      144,119                       144,119
Goldcorp Inc New                            COM         380956409    2,264       50,238                        50,238
Google Inc                                 CL A         38259P508    1,449        2,259                         2,259
HDFC Bank Ltd                         ADR REPS 3 SHS    40415F101    2,464       72,257                        72,257
Hexcel Corp New                             COM         428291108    2,806      116,873                       116,873
Imperial Oil Ltd                          COM NEW       453038408    2,261       49,810                        49,810
Intuitive Surgical Inc                    COM NEW       46120E602    3,368        6,217                         6,217
Ishares Gold Trust                        ISHARES       464285105    4,287      263,498                       263,498
IShares Tr                             DJ SEL DIV INX   464287168    3,006       53,723                        53,723
IShares Tr                             S&P 500 INDEX    464287200    9,154       64,828                        64,828
IShares Tr                             BARCLY USAGG B   464287226      244        2,224                         2,224
IShares Tr                             MSCI EMERG MKT   464287234    7,585      176,613                       176,613
IShares Tr                               S&P500 GRW     464287309      443        5,874                         5,874
IShares Tr                             MSCI EAFE INDEX  464287465    2,588       47,144                        47,144
IShares Tr                             S&P MC 400 GRW   464287606    3,005       26,724                        26,724
IShares Tr                             RUSSELL1000GRW   464287614      410        6,206                         6,206
IShares Tr                             RUSL 3000 GROW   464287671      390        7,234                         7,234
IShares Tr                              S&P EURO PLUS   464287861    2,579       69,053                        69,053
IShares Tr                              S&P SMLCP GROW  464287887      523        6,330                         6,330
IShares Tr                             S&P NTL AMTFREE  464288414      414        3,785                         3,785
IShares Tr                              HIGH YLD CORP   464288513    2,117       23,336                        23,336
IShares Tr                            RESIDENT PLS CAP  464288562    2,992       64,467                        64,467
IShares Tr                            BARCLYS INTER CR  464288638    3,298       30,295                        30,295
IShares Tr                             US PFD STK IDX   464288687    3,765       96,450                        96,450
Johnson Ctls Inc                            COM         478366107      834       25,678                        25,678
Kinder Morgan Energy Partne            UT LTD PARTNER   494550106      381        4,600                         4,600
LKQ Corp                                    COM         501889208    1,342       43,049                        43,049
Laredo Pete Hldgs Inc                       COM         516806106    1,165       49,688                        49,688
Lululemon Athletica Inc                     COM         550021109    4,512       60,382                        60,382
Mako Surgical Corp                          COM         560879108    1,081       25,648                        25,648
Market Vectors ETF Tr                  GOLD MINER ETF   57060U100      372        7,509                         7,509
Market Vectors ETF Tr                 JR GOLD MINERS E  57060U589    1,396       56,869                        56,869
Market Vectors ETF Tr                  BRAZL SMCP ETF   57060U613    2,724       62,012                        62,012
Market Vectors ETF Tr                  HG YLD MUN ETF   57060u878      238        7,610                         7,610
Mastercard Inc                             CL A         57636Q104    1,114        2,649                         2,649
Maxwell Technologies Inc                    COM         577767106    1,417       77,323                        77,323
Mead Johnson Nutrition Co                   COM         582839106    2,176       26,383                        26,383
Netqin Mobile Inc                      ADR REPR CL A    64118U108    3,198      300,569                       300,569
New Oriental Ed & Tech Grp                SPON ADR      647581107    5,324      193,890                       193,890
Northern Oil & Gas Inc NEV                  COM         665531109    1,209       58,272                        58,272
Nuance Communications Inc                   COM         67020Y100    1,248       48,769                        48,769
Oracle Corp                                 COM         68389X105      381       13,060                        13,060
Pfizer Inc                                  COM         717081103      231       10,183                        10,183
Pimco ETF Tr                            AUSTRALIA BD    72201R742      755        7,597                         7,597
Pimco ETF Tr                           0-5 HIGH YIELD   72201R783    4,113       41,193                        41,193
Pimco ETF Tr                          INTER MUN BD ST   72201R866    1,281       24,070                        24,070
Plum Creek Timber Co Inc                    COM         729251108      312        7,500                         7,500
Powershares QQQ Trust                    UNIT SER 1     73935A104    1,451       21,479                        21,479
Powershares ETF Trust                  DYNA BUYBK ACH   73935X286    1,293       44,069                        44,069
Powershares ETF Trust                  HI YLD EQ DVDN   73935X302    2,622      278,349                       278,349
Powershares ETF Trust                   DYN OIL SVCS    73935X625    2,853      136,831                       136,831
Powershares ETF Trust II                SENIOR LN PORT  73936Q769      847       34,478                        34,478
Powershares ETF Trust II                INTL CORP BOND  73936Q835      218        7,825                         7,825
Powershares ETF Trust II                GLOB GLD&P ETF  73936Q876    3,232       81,411                        81,411
Powershares Global ETF Trus            FDM HG YLD RAFI  73936T557    2,882      154,792                       154,792
Powershares Global ETF Trus             SOVEREIGN DEBT  73936T573    3,619      129,175                       129,175
Procter & Gamble Co                         COM         742718109    1,124       16,729                        16,729
Questcor Pharmaceuticals In                 COM         74835Y101    2,227       59,199                        59,199
Rayonier Inc                                COM         754907103    1,397       31,694                        31,694
Rydex ETF Trust                        GUG S&P500 EQ WT 78355W106      214        4,134                         4,134
SPDR Gold Trust                           GOLD SHS      78463V107   22,577      139,263                       139,263
SPDR Index SHS FDS                     EMERG MKTS ETF   78463X509    3,410       51,567                        51,567
SPDR Index SHS FDS                     S&P EM MKT DIV   78463X533    3,099       60,949                        60,949
SPDR Series Trust                     BRCLYS CAP CONV   78464A359      510       12,803                        12,803
SPDR Series Trust                      DB INT GVT ETF   78464A490    2,030       33,586                        33,586
SPDR Series Trust                      S&P RETAIL ETF   78464A714      741       12,094                        12,094
SPDR Series Trust                     S&P 400 MDCP GRW  78464A821      967       11,522                        11,522
Salesforce Com Inc                          COM         79466L302    4,208       27,235                        27,235
Schwab Strategic Tr                    US BRD MKT ETF   808524102    1,914       56,430                        56,430
Select Sector SPDR Tr                   SBI INT-INDS    81369Y704    1,095       29,260                        29,260
Simon Ppty Group Inc NEW                    COM         828806109      404        2,776                         2,776
Sirona Dental Systems Inc                   COM         82966C103    3,027       58,736                        58,736
Southern Co                                 COM         842587107      316        7,029                         7,029
Stericycle Inc                              COM         858912108    1,971       23,564                        23,564
Thermo Fisher Scientific In                 COM         883556102    1,385       24,570                        24,570
Toronto Dominion BK ONT                   COM NEW       891160509      336        3,952                         3,952
Vanguard World FDS                     UTILITIES ETF    92204A876    2,785       37,215                        37,215
Vanguard Intl Equity Index             ALLWRLD EX US    922042775    2,384       53,910                        53,910
Vanguard Intl Equity Index            MSCI EMR MKT ETF  922042858    2,526       58,112                        58,112
Vanguard Index FDS                        REIT ETF      922908553      288        4,529                         4,529
Vanguard Index FDS                     EXTEND MKT ETF   922908652    3,480       58,640                        58,640
Vanguard Index FDS                      TOTAL STK MKT   922908769      294        4,063                         4,063
Visa Inc                                  COM CL A      92826C839    3,812       32,307                        32,307
Volcano Corporation                        COM          928645100    2,151       75,804                        75,804
WisdomTree Trust                      EMERG MKTS ETF    97717W315    6,232      108,169                       108,169
Wisdom Tree Trust                     DIV EX-FINL FD    97717W406    2,663       48,569                        48,569
Wisdom Tree Tr                        ASIA LC DBT FD    97717X842    1,036       20,164                        20,164
WisdomTree Tr                         EM LCL DEBT FD    97717X867    1,257       24,220                        24,220
Wright Express Corp                        COM          98233Q105    3,636       56,178                        56,178